UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%‡
	Shares	Value

CONSUMER DISCRETIONARY — 9.4%
Entravision Communications, Cl A	301,223	$2,186,879
Ethan Allen Interiors (A)	83,921	2,914,576
Hibbett Sports* (A)	37,419	1,306,672
Kirkland’s*	166,701	2,540,523
Movado Group	67,834	1,532,370
Red Robin Gourmet Burgers*	32,808	1,586,595

		12,067,615

ENERGY — 4.4%
Natural Gas Services Group*	85,819	2,154,915
Panhandle Oil and Gas, Cl A	105,667	1,728,712
RPC (A)	116,456	1,687,448

		5,571,075

FINANCIAL SERVICES — 27.5%
Banner	50,603	2,112,169
Bryn Mawr Bank	64,470	1,890,905
Cascade Bancorp*	89,217	503,184
Columbia Banking System	58,600	1,776,752
CU Bancorp*	61,627	1,464,258
Enterprise Financial Services	92,364	2,656,389
Financial Institutions	78,078	2,100,298
Flushing Financial	65,095	1,452,270
Heritage Financial	129,231	2,256,373
National Commerce* (A)	66,821	1,624,418
OceanFirst Financial	88,756	1,673,938
Pacific Continental	137,008	1,983,876
PacWest Bancorp	49,383	2,041,987
Park Sterling	258,933	1,998,963
Pinnacle Financial Partners	23,997	1,274,481
Renasant*	76,277	2,457,645
Sterling Bancorp (A)	99,565	1,681,653
Sun Bancorp (A)	72,995	1,557,713
WSFS Financial	72,343	2,545,750

		35,053,022

HEALTH CARE — 15.4%
AMAG Pharmaceuticals* (A)	32,845	871,378
Cambrex*	38,954	2,041,579
Cardiome Pharma*	370,703	1,160,300
Cross Country Healthcare*	158,065	2,310,910
HealthStream*	77,790	1,884,852
Invacare (A)	171,206	1,972,293
Natus Medical*	59,761	2,350,400
Supernus Pharmaceuticals*	130,052	2,889,756
US Physical Therapy	28,085	1,674,428
Vascular Solutions*	53,208	2,440,651

		19,596,547

	Shares	Value

INDUSTRIALS — 27.7%
Altra Industrial Motion	52,601	$1,493,868
AZZ	42,089	2,612,885
CECO Environmental	140,205	1,296,896
CRA International*	95,229	2,630,225
Exponent	33,181	1,685,927
Federal Signal	158,045	2,078,292
GP Strategies*	89,053	1,866,551
Hurco	66,133	1,761,122
Insteel Industries	75,211	2,616,591
Kadant	30,465	1,673,747
Knight Transportation (A)	59,244	1,767,248
Lydall*	63,532	2,838,610
Marten Transport (A)	86,740	1,877,921
Multi-Color (A)	34,258	2,212,382
NN (A)	97,020	1,636,727
Old Dominion Freight Line*	21,795	1,518,240
On Assignment*	55,256	2,041,709
SP Plus*	72,479	1,741,670

		35,350,611

INFORMATION TECHNOLOGY — 10.6%
CalAmp* (A)	168,751	2,396,264
GTT Communications* (A)	142,067	2,916,636
Impinj*	8,479	156,098
Inphi*	77,732	2,734,612
NeoPhotonics*	197,827	2,482,729
Novanta*	152,678	2,398,571
Virtusa*	16,231	441,483

		13,526,393

TOTAL COMMON STOCK (Cost $106,637,834)		121,165,263

SHORT-TERM INVESTMENTS — 19.0%
BlackRock Liquidity Funds T-Fund Institutional, 0.401% (B) (C)	17,369,372	17,369,372
BlackRock Liquidity Funds T-Fund Portfolio, 0.190% (B)	6,864,220	6,864,220

TOTAL SHORT-TERM INVESTMENTS (Cost $24,233,592)		24,233,592

TOTAL INVESTMENTS — 114.0% (Cost $130,871,426)†		$145,398,855

Percentages are based on Net Assets of $127,570,976.
*		Non-income producing security.
‡		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
Cl	–	Class

1

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JULY 31, 2016 (Unaudited)

(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $16,704,242.
(B)	The rate reported is the 7-day effective yield as of July 31, 2016.
(C)	This security was purchased with cash collateral held from securities on loan.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $130,871,426, and the unrealized appreciation and depreciation were $20,773,023 and $(6,245,594) respectively.

As of July 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual or semi-annual financial statements.

ACP-QH-001-1100

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016